REVENUE (Details Narrative) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Revenues	$ 522,156	$ 176,175	$ 1,151,397	$ 218,911
Lease and service [Member]
IfrsStatementLineItems [Line Items]
Revenues	387,206	14,940	698,207	29,431
Sale of products [Member]
IfrsStatementLineItems [Line Items]
Revenues	$ 160,843	$ 161,235	$ 479,083	$ 189,480